Taxation - Components of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current income tax expense
Current income tax expense (benefit)	$ 114,528	$ 49,509	$ (52,391)
Deferred income tax expense (benefit)
Deferred income tax (benefit) expense	(85,127)	(11,091)	35,372
Unrecognized tax expense (benefit)
Unrecognized tax expense (benefit)	1,933	(199)	3,928
Total income tax expense
Income tax (expense) benefit	31,334	38,219	(13,091)
Income before taxes by jurisdiction
Domestic (Bermuda)	(205,731)	636,043	3,894
Foreign	(852,964)	125,580	237,204
(Loss) income before taxes	(1,058,695)	761,623	241,098
US
Current income tax expense
Current income tax expense (benefit)	93,906	31,216	(97,155)
Deferred income tax expense (benefit)
Deferred income tax (benefit) expense	(14,428)	(9,404)	60,932
Unrecognized tax expense (benefit)
Unrecognized tax expense (benefit)	0	0	0
Total income tax expense
Income tax (expense) benefit	79,478	21,812	(36,223)
Non-US
Current income tax expense
Current income tax expense (benefit)	20,622	18,293	44,764
Deferred income tax expense (benefit)
Deferred income tax (benefit) expense	(70,699)	(1,687)	(25,560)
Unrecognized tax expense (benefit)
Unrecognized tax expense (benefit)	1,933	(199)	3,928
Total income tax expense
Income tax (expense) benefit	$ (48,144)	$ 16,407	$ 23,132